Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of unrecognized tax benefits [Abstract]
Balance at the beginning of the year	$ 3,946	$ 2,293
Increase in tax positions	1,999	1,851
Decrease in tax positions	(110)	(198)
Balance at the end of the year	$ 5,835	$ 3,946